TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Aug. 31, 2012 Gibbs System Inc [Member]	Jan. 31, 2008 Gibbs System Inc [Member]	Feb. 28, 2002 Zeevi Computers And Technology [Member]
Related Party Transaction [Line Items]
Amount of shares acquired by DBSI			1,700,000
Lease expiration date	Dec. 31, 2017	Dec. 31, 2012
Lease extension term	5 years	5 years
Monthly rental payment		$ 24,710
Previous amount of monthly rental payment		$ 22,464